Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Loss on pension annuity purchases (note 19(a))	$ 0.0	$ 63.3	$ 17.0
Actuarial losses recognized during the year	8.7	(8.4)	1.2
Income tax recovery	0.3	0.1	0.0
Income tax recovery	1.1	0.8	0.7
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses (gains), beginning of year	69.0	14.1	(4.1)
Cumulative losses (gains), end of year	$ 77.7	$ 69.0	$ 14.1